Summary of Significant Accounting Policies (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 09, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Apr. 28, 2020 USD ($)	Apr. 10, 2020 USD ($)	Apr. 04, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Payroll protection program								$ 357,500
Retail and appliances segment, description				Asien’s collects 100% of the payment for special-order models including tax and 50% of the payment for non-special orders from the customer at the time the order is placed. Asien’s does not incur incremental costs obtaining purchase orders from customers, however, if Asien’s did, because all Asien’s contracts are less than a year in duration, any contract costs incurred would be expensed rather than capitalized.
Percentage relates to total revenue		5.00%		5.00%		5.00%
Payment for internet and phone orders, percentage				100.00%
Estimated obsolescence allowance		$ 160,824		$ 160,824		$ 12,824
Outstanding warrants (in Shares) | shares				4,450,460	490,000	2,632,278	200,000
Principal and accured interest (in Shares) | shares				5,263,771
Potentially dilutive securities (in Shares) | shares						2,632,278	895,565
Operating losses incurred				$ 591,186
Incurred operating losses				60,575		$ 789,306
Net cash used in operating activities				291,009		1,933,026
Additional borrowings		354,000		354,000		$ 914,000
Interest rate										7.99%
Number of reportable segments						1
Number of operating segments						2
Retail and appliances segment, description						Asien’s collects 100% of the payment for special-order models including tax and 50% of the payment for non-special orders from the customer at the time the order is placed. Asien’s does not incur incremental costs obtaining purchase orders from customers, however, if Asien’s did, because all Asien’s contracts are less than a year in duration, any contract costs incurred would be expensed rather than capitalized.
Unbilled receivables						$ 38,000	$ 121,989
Allowance for loss						14,614	29,001
Estimated obsolescence allowance						181,370	26,546
Operating losses incurred		$ 2,984,848	$ (673,560)	$ 2,130,856	$ (715,259)	$ (3,032,612)	$ (1,313,271)
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase price	$ 100,000,000
Cash transferred	$ 90,000,000
Interest rate	8.00%
Aggregate principal	$ 10,000,000
1847 Asien [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payroll protection program								357,500
Neese [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payroll protection program									$ 383,600
Asien’s [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payroll protection program								$ 357,500
Convertible Notes Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Outstanding warrants (in Shares) | shares				400,000
Potentially dilutive securities (in Shares) | shares					90,000		695,565